Sundry provisions (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
DisclosureOfSundryProvisionsLineItems [Line Items]
Beginning balance	R$ 413,672
Additions, inflation adjustments and exchange variation, net	202,419
Write-offs through usage and payments	(191,549)
Ending balance	424,542
Bonus
DisclosureOfSundryProvisionsLineItems [Line Items]
Beginning balance	87,913
Additions, inflation adjustments and exchange variation, net	104,431
Write-offs through usage and payments	(104,318)
Ending balance	88,026
Recovery of environmental damage
DisclosureOfSundryProvisionsLineItems [Line Items]
Beginning balance	300,249
Additions, inflation adjustments and exchange variation, net	89,395
Write-offs through usage and payments	(82,098)
Ending balance	307,546
Other
DisclosureOfSundryProvisionsLineItems [Line Items]
Beginning balance	25,510
Additions, inflation adjustments and exchange variation, net	8,593
Write-offs through usage and payments	(5,133)
Ending balance	R$ 28,970